Rachael Zufall Managing Director & Associate General Counsel 8500 Andrew Carnegie Blvd. Charlotte, NC 28262

T 704.988.4446 Rachael.zufall@nuveen.com

October 8, 2021

Ashley Vroman-Lee

Senior Counsel

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

Re:	TIAA-CREF Large-Cap Growth Fund Proxy Statement on Change to Non-Diversified Status (File Nos. 333-76651, 811-09301)

Dear Ms. Vroman-Lee:

On behalf of the TIAA-CREF Funds (the “Registrant” or the “Trust”), we are hereby responding to comments provided to us telephonically on September 22, 2021 regarding the Preliminary Proxy Statement proposing a change to non-diversified status for the TIAA-CREF Large-Cap Growth Fund (the “Fund”), which was filed on September 10, 2021. Set forth below are our responses to your comments on the Preliminary Proxy Statement. Accompanying this response is the filing of the Fund’s Definitive Proxy Statement on this matter.

1.    Please ensure that all website addresses included in the Definitive Proxy Statement are functioning and correct.

We have verified that all website addresses cited in the Definitive Proxy Statement are functioning and correct.

2.    Please ensure that all expenses related to the shareholder meetings and proxy solicitation are disclosed in the Definitive Proxy Statement.

We have disclosed an estimate of all such expenses in the Definitive Proxy Statement.

* * * *

If you have any questions, please do not hesitate to call me at (704) 988-4446.

Very truly yours,

/s/ Rachael Zufall
Rachael Zufall